Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ (217)	$ (242)
Noncurrent liability	(87,958)	(63,693)
Net liability recognized	(88,175)	(63,935)
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability
Noncurrent liability	(22,058)	(17,217)
Net liability recognized	$ (22,058)	$ (17,217)